UNAUDITED CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) $ in Thousands	3 Months Ended			6 Months Ended			12 Months Ended
	Jun. 30, 2025		Jun. 30, 2024	Jun. 30, 2025		Jun. 30, 2024	Dec. 31, 2024		Dec. 31, 2023
Research and development (including $1,796 and $69 from related party, for the year ended December 31, 2024 and December 31, 2023, respectively)	$ 1,018		$ 766	$ 1,608		$ 1,727	$ 5,815		$ 3,708
General and administrative (including $58 and $24 from related party for the six months period ended June 30, 2025 and 2024, respectively, and including $37 and $12 from related party for the three months period ended June 30, 2025 and 2024, respectively)	1,266		619	2,326		908	6,756		973
TOTAL OPERATING EXPENSES	2,284		1,385	3,934		2,635	12,571		4,681
OPERATING LOSS
OPERATING LOSS	2,284		1,385	3,934		2,635	12,571		4,681
Financial expenses, net (including $229 and $135 from related party for the six months period ended June 30, 2025 and 2024, respectively, and including $197 and $60 from related party for the three months period ended June 30, 2025 and 2024, respectively)	216		102	301		270	3,938		395
LOSS BEFORE INCOME TAX	2,500		1,487	4,235		2,905	16,509		5,076
INCOME TAX	3	[1]	2	3	[1]	7	10		32
NET LOSS	2,503		1,489	4,238		2,912	16,519		5,108
Attributable to:
Equity holders of the Company	2,503		1,472	4,238		2,845	16,443		4,942
Non-controlling interests	0		17	0		67	76		166
NET LOSS	$ 2,503		$ 1,489	$ 4,238		$ 2,912	$ 16,519		$ 5,108
LOSS PER SHARE, BASIC	$ 4.32		$ 197.8	$ 8.21		$ 381.09	$ 394.94	[2]	$ 659.55	[2]
LOSS PER SHARE, DILUTED	$ 4.32		$ 197.8	$ 8.21		$ 381.09	$ 394.94	[2]	$ 659.55	[2]
WEIGHTED AVERAGE NUMBER OF ORDINARY SHARES OUTSTANDING USED IN COMPUTATION OF BASIC LOSS PER SHARE	579,523		7,442	516,110		7,466	41,635	[2]	7,493	[2]
WEIGHTED AVERAGE NUMBER OF ORDINARY SHARES OUTSTANDING USED IN COMPUTATION OF DILUTED LOSS PER SHARE	579,523		7,442	516,110		7,466	41,635	[2]	7,493	[2]

[1]	Represents an amount less than $1
[2]	All share amounts for the year ended December 31, 2023 have been retroactively adjusted to reflect a 1-for-9 reverse share split, effected on November 27, 2024, and all share amounts for the years ended December 31, 2024 and 2023 have been retroactively adjusted to reflect a 1-for-15 reverse share split, effected on July 28, 2025, as discussed in Note 1h